ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 855,362	$ 134,225	¥ 861,682
Accounts receivable, net of allowance of RMB156 and RMB381 (US$60) as of December 31, 2020 and 2021, respectively	56,132	8,808	77,965
Inventories, net	28,054	4,402	16,873
Amounts due from related parties, current	2,845	446	322
Prepayments and other current assets	72,851	11,431	64,619
Total current assets	1,015,244	159,312	1,021,461
Non-current assets
Property and equipment, net	12,286	1,928	6,390
Intangible assets, net	27,287	4,282	11,789
Operating lease right-of-use assets	38,237	6,000	6,521
Amounts due from related parties	4,223	663
Other non-current assets	3,604	566	784
Total non-current assets	85,637	13,439	25,484
Total assets	1,100,881	172,751	1,046,945
Current liabilities
Accounts payable	30,536	4,792	21,551
Deferred revenue and customer advances	302,980	47,544	268,613
Amounts due to related parties	8,853	1,389	485
Accrued expenses and other current liabilities	115,895	18,186	107,029
Current operating lease liabilities	24,669	3,871	1,544
Total current liabilities	482,933	75,782	399,222
Non-current liabilities
Non-current operating lease liabilities	9,577	1,503	5,070
Total non-current liabilities	9,577	1,503	5,070
Total liabilities	492,510	77,285	404,292
Allowance for doubtful accounts	381	60	156	$ 24	¥ 316
VIE
Current assets
Cash and cash equivalents	315,775	49,552	247,253
Accounts receivable, net of allowance of RMB156 and RMB381 (US$60) as of December 31, 2020 and 2021, respectively	56,132	8,808	77,965
Inventories, net	28,054	4,402	16,873
Amounts due from related parties, current	70,744	11,101	5,463
Prepayments and other current assets	72,332	11,350	64,587
Total current assets	543,037	85,213	412,141
Non-current assets
Property and equipment, net	11,949	1,875	6,390
Intangible assets, net	17,259	2,708	10,582
Operating lease right-of-use assets	19,100	2,998	6,521
Amounts due from related parties	3,009	472
Other non-current assets	3,604	566	784
Total non-current assets	54,921	8,619	24,277
Total assets	597,958	93,832	436,418
Current liabilities
Accounts payable	25,950	4,072	19,980
Deferred revenue and customer advances	302,980	47,544	268,613
Amounts due to related parties	12,289	1,928	485
Accrued expenses and other current liabilities	88,053	13,817	95,200
Current operating lease liabilities	11,735	1,841	1,544
Total current liabilities	441,007	69,202	385,822
Non-current liabilities
Non-current operating lease liabilities	6,501	1,020	5,070
Total non-current liabilities	6,501	1,020	5,070
Total liabilities	447,508	70,222	390,892
Allowance for doubtful accounts	381	60	156
Due from Group companies	67,899	10,655	5,141
Due to Group companies	8,410	1,320	0
Net Asset and liability	150,450	$ 23,610	45,526
VIE | Asset pledged as collateral without right
Non-current assets
Total assets	¥ 0		¥ 0